Summary of Significant Accounting Policies - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive loss before reclassification			$ (13,912)
Other comprehensive income (loss)	$ 5,407	$ 8,959	(13,912)	$ (3,035)	$ 42,414	$ (7,890)	$ (23,754)
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period			48,991
Other comprehensive loss before reclassification			(13,912)
Other comprehensive income (loss)			(13,912)
Balance at end of period	35,079		35,079		48,991
Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period			48,991
Balance at end of period	$ 35,079		$ 35,079		$ 48,991